RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	5 Months Ended		6 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Jul. 22, 2020 USD ($)
Related Party Transaction [Line Items]
Services provided by the related parties | ¥			¥ 0		¥ 29,117
Amounts due from related parties | ¥							¥ 168
Amounts due to related parties			12			$ 2	¥ 6,594
Accrued interest expenses on convertible debt | ¥			21,983
Payments of debt issuance costs	¥ 84,638	$ 12,880	¥ 84,638	$ 12,880
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								$ 100,000
Convertible Debt [Member] | Key Space [Member]
Related Party Transaction [Line Items]
Amounts due to related parties						44,130
Convertible Debt [Member] | Interest Of Fifteen Percent [Member] | Key Space [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount						$ 18,191
Debt annual interest rate			15.00%			15.00%
Convertible Debt [Member] | Interest Of Seventeen Percent [Member] | Key Space [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount						$ 25,939
Debt annual interest rate			17.00%			17.00%